Goodwill and Other Intangibles - Additional Information (Detail) $ in Billions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amount of capital	$ 14.6
Goodwill and impairment testing [member] | Terminal Value [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	5 years	5 years
Goodwill and impairment testing [member] | Terminal Value [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Observable terminal multiples of comparable financial institutions	9	9
Terminal growth rates	2.00%	2.00%
Goodwill and impairment testing [member] | Terminal Value [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Observable terminal multiples of comparable financial institutions	13	14
Terminal growth rates	4.00%	4.00%